As filed with the Securities and Exchange Commission on May 31, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – March 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report
March 31, 2024
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2024

Dear Shareholders,
For the six-months ending March 31, 2024, the Baywood Value Plus Fund (the “Fund”) increased slightly over 18.00%, besting some of its value benchmarks and lagging some of the growth-oriented benchmarks. In August of 2023, few would have envisaged such lofty returns looking out six months, including ourselves. We neither expect nor count on such high short-term returns but also recognize that such a bounce is not surprising given the meaningful declines in 2022.The last six months have been anything but tranquil from an investment standpoint, however. Despite being active value investors, or perhaps because of it, the market rally has presented us with a number of candidates for inclusion and purchase. As with so many strong markets before it, this tide has not lifted all boats and many stocks have been left behind. In fact, many sectors have experienced significant bifurcation of returns among constituents. An obvious example rests within the Communications sector. As we’ve mentioned in the past, companies like AT&T and Verizon belong in this grouping. But so do Alphabet, Meta, Comcast, Disney and others. Needless to say, over the last few months, Meta and Alphabet have garnered most of the total returns within the sector while many of the others have been forsaken. The recent narrow bull market has offered the fund attractive prospects within communications, consumer discretionary, consumer staples, healthcare, financials, aerospace and real estate. Most of the positions were initiated in the Fall of 2023.
Healthcare and pharmaceuticals provide another vivid example. Not so many years ago, as the Covid-19 pandemic struck and shelter in place was mandated, one company led the pack in a race that really wasn’t fair to the competition. And that company was Pfizer, which, along with Moderna, introduced one of the most successful vaccines in human history. Other companies tried to compete but mostly failed. The year 2020 was not so very long ago. Since then, however, Pfizer has long lost the crown to the next big thing – GLP1’s - and companies like Novo Nordisk and Eli Lilly which recently introduced a new class of weight-loss compounds. Obesity, an epidemic in its own right, and its negative consequences such as diabetes and joint pain, will be eradicated, or so the story goes. Since Pfizer released its Covid-19 vaccine in 2020 its shares have been among the worst performers among all large pharmaceuticals. We ask ourselves whether in four years’ time, Novo Nordisk and Eli Lilly might not find themselves in the same predicament Pfizer finds itself in today.
The pendulum often swings to excess in both extremes and in the case of Pfizer the pendulum swing has made us conclude that perhaps its prospective fundamentals are not as dire as the market currently fears.
As it relates to healthcare, GLP-1 inhibitors Wegovy and Ozempic have clearly been responsible for a large swath of underperformance of companies in the healthcare industry. Those miracle discoveries are on their way towards significantly reducing diabetes and chronic weight problems in many parts of the world. The natural yet over-hyped consequence is that a newly svelte population will reduce if not eliminate the need for joint replacements, additional cardio-vascular research, cholesterol and high blood pressure medicines. As these therapies alter people’s eating habits, they will eliminate the desire for packaged foods, also cutting profits at restaurants due to smaller portions and lower alcohol intake and raising profits within the travel industry as slimmed down travelers result in significant jet-fuel savings. The possibilities are endless and investors better not stay on the wrong side of this tidal wave of healthy populations.
Apparently the majority of the healthcare industry is now in the cross-hairs of these miracle weight-loss therapies.
Call us somewhat skeptical. In fact, while this mania was taking place (we aren’t denying all of the benefits, simply questioning their ultimate overall and lasting impact), many healthcare and consumer staples companies had declined in value to levels not seen in years if not decades. Much has been mentioned of the declining need for blood-glucose monitors and cardiac rhythm management equipment, for example. Insulet, a supplier of such products at some point declined over 50% on this year’s GLP-1 developments while Medtronic also declined meaningfully. Befitting our contrarian predispositions, we have found ourselves interested in the maligned.
Generative AI takes the cake, however, in being the most revolutionary profit-maker since cooking books were conceived centuries ago.
As with GLP-1 inhibitors mentioned above, we do not deny that Artificial Intelligence will have a meaningful impact on businesses and be a boon to purveyors of “picks and shovels”, the crown of which currently rests with Nvidia. Some of us nevertheless believe that AI is more evolutionary than revolutionary. To wit, it was not so long ago that “big data” was touted as being the next revolution in data processing. Yet that is what AI appears to be – data processing on a massive scale. Just as big data was enabled by improvements in technology, processing and memory power, so too does AI benefit from such improvements. Processing power improvements which have been incremental for decades have frequently taken step functions forward; AI seems to fall in this category. Proponents that put AI on an entirely different level to predecessor improvements may very well be proven correct. Yet we ask ourselves how Google has become so good at search and how many years it has taken. We ask ourselves how mapping software is able to re-route us to less crowded thoroughfares in near real-time, a feature that has been years in the making. Traveling to the not-too-distant past, some of us are reminded how in the 1980s cars began informing us with voice commands that our lights were on and that pressing a switch would enable the car to maintain a constant speed. Before David Hasselhoff became famous as Baywatch’s lifeguard in chief, he starred in
Knight Rider with his trusty near-autonomous driving and talking Pontiac, KITT. Elon Musk is surely taking inspiration from 1980’s television as well as more traditional Sci-fi literature. Further back still, does anybody remember the ENIAC? As AI and cloud server

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2024

farms’ cooling requirements and energy demands increase significantly, it is useful to remember that ENIAC at its time of invention also required large amounts of cooling due to its intensive processing power. All of these took years in the making and have benefitted from
Moore’s and Metcalfe’s Laws among many other principles. More recently, we should remember that autonomous driving and machine learning have been worked on for years. Yet despite significant advances, driverless cars took a step back recently—in San Francisco of all places—the epicenter of all things autonomous, robotic and AI. Similarly, on the AI front, chat-bots are now suffering from what are called “hallucinations”, providing misleading if not incorrect information provided by Gemini, ChatGPT and other large language models. The points here are that transportation will inevitably become autonomous and LLM’s will inevitably be more accurate and useful over time; we are only scratching the surface. But it will take longer than most expect at the onset and in the end, what appears new may not in fact be so and what appears revolutionary may merely be evolutionary.
AI’s potential notwithstanding, when mundane finance and automotive replacement parts companies, as examples, begin touting the beneficial impact on profit margins, we take pause. Our belief is that for the majority of companies, enabling AI will become a cost burden before becoming a profit driver, if it ever does; AI may simply be the price of admission. However, if AI’s virtues prove to be understated, it will potentially widen the profit gap between large and small. The counter-argument being that it could level the playing field. In terms of widespread implementation, Value Plus will attempt to separate the digital wheat from the artificial chaff.
It turns out the everything rally driven by such mega-trends actually ignored many things. As we closed out the year, we took advantage of what appeared to be excessive pessimism in many of these corporate orphans which were deprived of investor interest. In the final quarter of the year, we initiated four positions and eliminated five. The additions were in sectors as varied as consumer staples, healthcare, consumer discretionary and industrials, the first two falling in the “defensive” basket with the latter two being more economically sensitive. None of the additions to the portfolio will be dependent on AI in order to improve their profits going forward.
We have not been attracted to what have been called “bond proxies” for years. Why settle for proxies when one can purchase the real thing? In addition, the correlation of returns between those assets has proven to be elevated and detrimental to portfolio wealth as central banks’ inevitable end to negative rate policy took hold over the last two years. We have been outspoken regarding our aversion to such proxies yet as we close the year a number of dynamics have changed, thereby altering our viewpoint. Companies that had not until recently taken up much of our time and energies are increasingly being discussed. REITs, one of the weakest sectors in 2023 and so far this year, are prompting interest from our team, as are select utilities and consumer-related companies.
As mentioned, considering all the things left behind in the recent everything rally, our opportunity set recently increased, not narrowed.
The best indication of this phenomenon can be found in the company turnover experienced at the end of last year. Of the four companies added, Hasbro and Kenvue make their first appearance in the portfolio while Pfizer and L3Harris we consider repeats. We find tremendous benefits to recycling our holdings as our historical context expands with each ownership experience. Returning to the pendulum analogy, we have not owned Pfizer in many years and it is worthwhile to remember that prior to its status as an industry pariah, it had been the largest pharmaceutical company in the world; those at the top of the mountain inevitably come back down. L3Harris is somewhat different than under its prior incarnation. We purchased Harris Corp. years ago which, after a number of successful acquisitions, merged with L3. The combined company then succumbed to a number of self-inflicted missteps. At this point, however, sufficient time and improvements have taken place and we believe that operations and margins will improve with cash flows once again flowing back to shareholders. Under a geopolitical environment in which security will inevitably rise in importance, companies like L3Harris are likely to benefit.
To suggest that Kenvue is a first time position in Value Plus would only be partly correct. Kenvue comprises the recent consumer health division that until recently was part of Johnson & Johnson, a company which, like Pfizer, we have owned, albeit not for many years. We thoroughly enjoy situations of neglect as far as investments are concerned and Kenvue epitomizes this investor inattention, enabling us to purchase an incredibly valuable and cash generative set of assets at an attractive valuation.
Healthcare Realty Trust was the lone addition to the portfolio during the first quarter of this year and true to form, our sin of being early has once again been put on display. The question we are asking ourselves, however, is whether this company’s fundamentals are deteriorating. We do not think they are. In fact, time is to the company’s benefit as it completes asset sales and improves its balance sheet. We believe Healthcare Realty’s fundamentals a year from now are likely to be better than they are currently. In addition, the company falls within the REIT classification which was the worst sector during the first quarter. Since Healthcare Realty is also in fix-it mode following its recent acquisition, it is no surprise that shares languished. We believe the possibility of a dividend cut exists whereby the company could potentially reduce its payout by 25% or so. We would view this as an additional positive. In summary, should shares continue to languish, we are likely to add to our position.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2024

We are very pleased with the Baywood Value Plus fund’s returns achieved over the last six months, over the last two years cumulatively but most importantly over complete market cycles. Our expectation is that returns will moderate over the forthcoming years to come.
The dictum that “the market climbs a wall of worry” applies in the short-term but the combination of fundamental and valuation improvements tends to win over time. Current valuations in general are not particularly attractive while many rising economic and geopolitical concerns are being unduly downplayed. Meanwhile, the everything rally has been anything but. As a result, it has continued
to provide us with opportunities for investment in a number of out-of-favor companies. The combination of desirable income generation, low expectations and fundamental improvements should continue to mitigate risk as well as capital appreciation potential over our investment time horizon.
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.
The S&P 500® Index, is a  market-capitalization-weighted index  of 500 leading publicly traded companies in the U.S. An investment cannot be made directly in an index. The S&P 500® Value Index is an unmanaged group of securities and is considered to be representative of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. The gains and losses reflect the monthly price of the
Index only, and therefore, do not include dividends. The Morningstar US Large Value TR Index measures the performance of measures the performance of US large-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.
Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2024

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the “Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 4.75%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2025 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2024 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund 20.37% 11.42% 8.95% 9.72%
Morningstar US Large Value TR Index 20.90% 10.93% 9.68% 8.76%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.6%
Basic Materials - 2.4%
400 Packaging Corp. of America $ 75,912
600 Rio Tinto PLC, ADR 38,244
114,156
Capital Goods / Industrials - 7.0%
300 L3Harris Technologies, Inc. 63,930
160 Parker-Hannifin Corp. 88,927
1,800 RTX Corp. 175,554
328,411
Communication Services - 5.3%
7,600 AT&T, Inc. 133,760
2,300 Comcast Corp., Class A 99,705
300 Verizon Communications, Inc. 12,588
246,053
Consumer Discretionary - 10.7%
700 Darden Restaurants, Inc. 117,005
400 Genuine Parts Co. 61,972
800 Hasbro, Inc. 45,216
2,300 Kontoor Brands, Inc. 138,575
600 Lear Corp. 86,928
200 Lowe's Cos., Inc. 50,946
500,642
Consumer Staples - 9.6%
1,000 Ingredion, Inc. 116,850
3,200 Kenvue, Inc. 68,672
1,110 Molson Coors Beverage Co., Class B 74,648
300 PepsiCo., Inc. 52,503
400 Target Corp. 70,884
1,700 The Kraft Heinz Co. 62,730
446,287
Energy - 9.7%
300 Chevron Corp. 47,322
1,100 ConocoPhillips 140,008
1,400 Equinor ASA, ADR 37,842
6,200 Kinder Morgan, Inc. 113,708
700 Phillips 66 114,338
453,218
Financials - 18.8%
1,500 Air Lease Corp. 77,160
1,100 American International Group, Inc. 85,987
1,100 Brookfield Asset Management, Ltd. 46,222
1,200 Citigroup, Inc. 75,888
500 CME Group, Inc. 107,645
4,900 Corebridge Financial, Inc. 140,777
1,200 MetLife, Inc. 88,932
3,000 Radian Group, Inc. 100,410
1,000 The Charles Schwab Corp. 72,340
1,400 Wells Fargo & Co. 81,144
876,505
Health Care - 12.8%
140 Amgen, Inc. 39,805
700 Cardinal Health, Inc. 78,330
5,257 Koninklijke Philips NV, ADR
(a)
105,140
1,550 Medtronic PLC 135,082
1,300 Merck & Co., Inc. 171,535
2,400 Pfizer, Inc. 66,600
596,492
Real Estate - 5.4%
3,100 Healthcare Realty Trust, Inc. REIT 43,865
1,104 Realty Income Corp. REIT 59,726
2,600 VICI Properties, Inc. REIT 77,454
2,000 Weyerhaeuser Co. REIT 71,820
252,865
Shares Security Description Value
Technology - 9.4%
1,200 Cisco Systems, Inc. $ 59,892
650 International Business Machines Corp. 124,124
1,000 NetApp, Inc. 104,970
400 NXP Semiconductors NV 99,108
300 Texas Instruments, Inc. 52,263
440,357
Transportation - 2.6%
250 FedEx Corp. 72,435
200 Union Pacific Corp. 49,186
121,621
Utilities - 1.9%
1,200 Pinnacle West Capital Corp. 89,676
Total Common Stock (Cost $3,253,236) 4,466,283
Shares Security Description Value
Money Market Fund - 3.9%
182,485 First American Government Obligations
Fund, Class X, 5.24%
(b)
(Cost $182,485) 182,485
Investments, at value - 99.5% (Cost $3,435,721) $ 4,648,768
Other Assets & Liabilities, Net - 0.5% 23,358
Net Assets - 100.0% $ 4,672,126
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 4,648,768
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 4,648,768

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2024

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 2.5%
Capital Goods / Industrials 7.1%
Communication Services 5.3%
Consumer Discretionary 10.8%
Consumer Staples 9.6%
Energy 9.7%
Financials 18.9%
Health Care 12.8%
Real Estate 5.4%
Technology 9.5%
Transportation 2.6%
Utilities 1.9%
Money Market Fund 3.9%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $3,435,721) $ 4,648,768
Cash 355
Receivables:
Dividends 11,248
From investment advisor 11,629
Trustees' fees and expenses 72
Prepaid expenses 15,030
Total Assets
4,687,102
LIABILITIES
Accrued Liabilities:
Fund services fees 5,495
Other expenses 9,481
Total Liabilities
14,976
NET ASSETS
$ 4,672,126
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,330,268
Distributable Earnings 1,341,858
NET ASSETS
$ 4,672,126
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 214,215
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 21.81

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $878) $ 79,314
Total Investment Income
79,314
EXPENSES
Investment advisor fees 10,548
Fund services fees 30,073
Transfer agent fees 9,940
Custodian fees 2,629
Registration fees 11,180
Professional fees 14,664
Trustees' fees and expenses 3,543
Other expenses 16,389
Total Expenses 98,966
Fees waived and expenses reimbursed
(84,200)
Net Expenses
14,766
NET INVESTMENT INCOME
64,548
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 110,050
Net change in unrealized appreciation (depreciation) on investments
573,927
NET REALIZED AND UNREALIZED GAIN
683,977
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 748,525

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2024
For the Year
Ended
September 30,
2023
OPERATIONS
Net investment income $ 64,548 $ 120,020
Net realized gain 110,050 120,610
Net change in unrealized appreciation (depreciation) 573,927 275,694
Increase in Net Assets Resulting from Operations
748,525 516,324
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(179,580) (191,543)
CAPITAL SHARE TRANSACTIONS
Sale of shares 76,060 334,388
Reinvestment of distributions 179,064 191,229
Redemption of shares
(71,494) (164,807)
Increase in Net Assets from Capital Share Transactions
183,630 360,810
Increase in Net Assets
752,575 685,591
NET ASSETS
Beginning of Period
3,919,551 3,233,960
End of Period
$ 4,672,126 $ 3,919,551
SHARE TRANSACTIONS
Sale of shares 3,734 16,809
Reinvestment of distributions 8,889 9,826
Redemption of shares
(3,504) (8,369)
Increase in Shares
9,119 18,266

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2024
For the Years Ended September 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 19.11 $ 17.31 $ 20.03 $ 14.96 $ 17.03 $ 18.63
INVESTMENT OPERATIONS
Net investment income (a) 0.31 0.60 0.55 0.45 0.39 0.44
Net realized and unrealized gain
(loss)
3.25 2.17 (1.26) 5.04 (1.86) (0.84)
Total from Investment Operations
3.56 2.77 (0.71) 5.49 (1.47) (0.40)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.27) (0.59) (0.49) (0.42) (0.38) (0.39)
Net realized gain
(0.59) (0.38) (1.52) – (0.22) (0.81)
Total Distributions to Shareholders
(0.86) (0.97) (2.01) (0.42) (0.60) (1.20)
NET ASSET VALUE, End of Period
$ 21.81 $ 19.11 $ 17.31 $ 20.03 $ 14.96 $ 17.03
TOTAL RETURN
19.08%(b) 16.00% (4.16)% 36.80% (8.77)% (1.55)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 4,672 $ 3,920 $ 3,234 $ 3,389 $ 2,588 $ 2,802
Ratios to Average Net Assets:
Net investment income 3.06%(c) 3.08% 2.77% 2.39% 2.51% 2.66%
Net expenses 0.70%(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (d) 4.68%(c) 4.75% 5.19% 5.66% 6.68% 8.13%
PORTFOLIO TURNOVER RATE 14%(b) 28% 48% 35% 40% 49%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2024

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the six months ended March, 2024. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the social profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
After two straight quarters of strong market returns and slowing yet still positive economic growth, a market correction would not surprise us. When it actually occurs is anyone’s guess, yet we continue to believe that it is prudent to have conviction in the stocks that constitute investors’ portfolios. We also believe that stocks with high valuations, of which there are many, are the most at risk. Many of the famous high-fliers have already begun to show a few cracks. In addition, companies with high levels of debt will be challenged in the years to come as refinancing will either eat away at any competitive advantage or in some cases, cause default. When interest rates were near zero, companies were not only forgiven for taking on excessive debt, but many were actually rewarded for doing so. In some cases, companies with disciplined capital allocation priorities pursued business combinations that increased enterprise value, yet in many other cases the lack of discipline and low cost of debt led to less promising capital allocation decisions. How many companies took on debt to buy back stock at extraordinary valuations? Or bought companies with inferior business models in an attempt to hit corporate EPS targets? Too many. Going forward, the advantage should lie in the ability of managers to discriminate, and actively managed portfolios should have the potential to provide excess and less correlated returns over benchmarks.
Another reason we believe active management will be in favor going forward relates to opportunity. Opportunity in the form of stock selection due to the markets near singular focus on the stocks that have driven the indices to this point. The more attention that such a narrow set of stocks receives, the more the remainder of stocks fall out of favor. The more out of favor stocks are, the more opportunities we, as active value managers, get to own good companies at fair prices. The broadening of the market in the first quarter of 2024 is indicative of this. That the Socially Responsible fund outperformed in the period, is once again testament to the opportunity set and our conviction to purchase stocks so clearly out-of-favor by the market and is evidenced by the fact that the majority of the relative return advantage resulted from stock selection.
Stock selection in the consumer discretionary, healthcare and financial sectors in particular drove returns. In the healthcare sector,
Cardinal Health, Merck and Fortrea drove the fund’s advantage by returning roughly 30%, 30% and 40%, respectively, over the last six months. In the industrial sector, nVent returned roughly 43% in the period while also representing one of the largest weights in the fund.
In consumer discretionary, Kontoor Brands, another top holding, also returned near 40% in the period. We’ve often discussed the virtues of this well-run and low-capital intensive company with very stable end-markets. Suffice to say it is a top holding for good reasons, that it lies firmly at the intersection of the attributes we need to see in our top holdings: both valuation and fundamental attraction. We continue to be attracted to each of these holdings.
Within financials, American Express, W.R. Berkley and Corebridge each increased over 40% in the period, well above the benchmark sector returns of 30%. W.R. Berkley and Corebridge are relatively new positions, initiated during the financial sector declines in early
2023 due to the bank failures that occurred. W.R. Berkley was trading at a discount relative to what it normally trades at, which is rare for this well run, disciplined property and casualty insurer and we jumped on the opportunity to build a position when most were running for the exit. Corebridge was an IPO from AIG, which declined much more than the market as AIG was selling shares into a weak market.
The discount and therefore opportunity this created was substantial and we added to our position on declines. We have since been rewarded by nearly a 50% increase in the price of both companies and remain comfortable with our positions for the foreseeable future.
Sector allocation partially offset the strong stock selection. In such a strong overall market, having even a small allocation to cash held back relative returns the most.  While in communications, Warner Brothers Discovery detracted most from returns. The streaming wars continue the unprofitable battle to offer content on disparate platforms, regardless of the underlying value of the content. Furthermore, the amount of debt in the industry is wreaking havoc on interest expense, balance sheets and stock prices, forcing some companies to slash dividends and focus on cutting costs, which will likely further weaken their competitive positioning. Despite its efforts to cut debt levels while maintaining content, Warner Brothers Discovery seems to be caught in this trap, and we eliminated the position during the period.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2024

At the same time, we recognize not all companies are treated equally by the market. We believe that much of this is already priced in and in some cases such as these, too much so. Furthermore, cutting costs, even for a short while should free up great sums of cash that these companies can use to pay down debt. As we eliminated the position in Warner Brothers we purchased Paramount Global in its place. While the market hasn’t placed much value on the content behind Paramount’s streaming push, we recognize interest on the part of outside investors to find ways to monetize the content. Perhaps pushing for a unified streaming platform would stem cash outlays thus enabling quicker and more permanent cost-cutting without affecting its competitive positioning. Given the fact that Paramount already cut its dividend and the public interest in the company’s assets, the advantage seems to be tilting in its favor versus its competitors.
After a two-year period of generally negative returns, we believe many consumer staples companies are approaching the “overdone”
levels of sell-off we like to see before our interests are piqued. As such, we initiated a position in Kenvue earlier this year. Kenvue is a recent spin-off from Johnson & Johnson which owns many of the branded over-the-counter healthcare products you’ll see on the aisles of your pharmacy. Brands like Band-Aid, Neutrogena, Listerine, Tylenol and more have decades of built-up brand equity and are selling at a substantial discount (to what?) due, in part, to the hurried nature of the spin-off and the overall consumer staple overhang as previously described. While we wouldn’t yet call it a victory, our timing of the initiation in the period added to returns as it increased nearly 14%, surpassing the benchmark’s consumer staples returns. Given the strong returns witnessed in the market last year and our view that they are unlikely to continue, we believe that adding to stocks with defensive attributes and at a discount to peers is prudent.
Additionally, during the period we eliminated positions in Kraft Heinz, Bank of America, Amgen and Nutrien, initiated positions in
Interactive Brokers Group and Graphic Packaging and increased our holdings in Kinder Morgan, Medtronic and Healthcare Realty
Trust. Bank of America, Amgen and Nutrien were all long-term successful holdings that had been slowly reduced over time and eliminated in the period. The two new positions in the period, besides those already mentioned are Graphic Packing and Interactive
Brokers Group. Graphic Packaging is a leading manufacturer of fiber-based food service, beverage and consumer packaging and is leading the trend away from plastic and Styrofoam consumer packaging. Having already supplanted ‘Cup-O-Noodles’ Styrofoam packaging and becoming more widely adopted in fast food applications like those of Chick-fil-A, GPK is well on its way to becoming a leader in the overdue trend away from oil-based packaging. Furthermore, as the industry is relatively fragmented, being the market leader with only 15% market share, GPK could potentially have a very long runway of above-market returns. Interactive Brokers
Group is another company that represents a dramatic difference in holdings of our financial sector from that of the benchmark. It is an owner-operated company with industry leading profit margins and the potential for higher than industry growth as industry consolidation is forcing attrition from its large competitors. We look forward to adding to our holdings should market volatility provide additional opportunities to purchase this high quality company at very good prices.
After a period of strong market returns, the benefits of active management are once again likely to become evident. On the other hand, index returns, especially those that remain highly concentrated, are likely to be challenged and we will continue to look for attractive opportunities in the Socially Responsible fund.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings
P/E ratio is the ratio for valuing a company that measures its current share price relative to its per-share earnings.
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2024

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the “Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.12%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2025 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2024 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund 20.05% 12.55% 8.15% 6.87%
Morningstar US Large Value TR Index 20.90% 10.93% 9.68% 7.78%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.0%
Basic Materials - 2.4%
3,700 Graphic Packaging Holding Co. $ 107,966
500 Packaging Corp. of America 94,890
202,856
Capital Goods / Industrials - 5.7%
300 Cummins, Inc. 88,395
5,100 nVent Electric PLC 384,540
472,935
Communication Services - 5.9%
800 Alphabet, Inc., Class A
(a)
120,744
9,200 AT&T, Inc. 161,920
2,900 Comcast Corp., Class A 125,715
7,000 Paramount Global, Class B 82,390
490,769
Consumer Discretionary - 6.1%
500 Aptiv PLC
(a)
39,825
1,000 Genuine Parts Co. 154,930
5,100 Kontoor Brands, Inc. 307,275
502,030
Consumer Staples - 4.3%
7,400 Kenvue, Inc. 158,804
1,600 Mondelez International, Inc., Class A 112,000
500 PepsiCo., Inc. 87,505
358,309
Energy - 9.2%
2,600 Devon Energy Corp. 130,468
11,000 Kinder Morgan, Inc. 201,740
3,100 Schlumberger NV 169,911
450 Texas Pacific Land Corp. 260,330
762,449
Financials - 23.6%
2,600 Air Lease Corp. 133,744
1,500 American Express Co. 341,535
3,100 American International Group, Inc. 242,327
500 Berkshire Hathaway, Inc., Class B
(a)
210,260
3,375 Brookfield Corp. 141,311
400 Cboe Global Markets, Inc. 73,492
1,100 CME Group, Inc. 236,819
7,000 Corebridge Financial, Inc. 201,110
400 Interactive Brokers Group, Inc. 44,684
1,600 The Charles Schwab Corp. 115,744
2,500 W R Berkley Corp. 221,100
1,962,126
Health Care - 19.2%
1,500 AstraZeneca PLC, ADR 101,625
800 Becton Dickinson & Co. 197,960
1,400 Cardinal Health, Inc. 156,660
3,800 Fortrea Holdings, Inc.
(a)
152,532
9,655 Koninklijke Philips NV, ADR
(a)
193,100
650 Laboratory Corp. of America Holdings 141,999
2,400 Medtronic PLC 209,160
1,800 Merck & Co., Inc. 237,510
215 Regeneron Pharmaceuticals, Inc.
(a)
206,935
1,597,481
Real Estate - 4.5%
7,000 Healthcare Realty Trust, Inc. REIT 99,050
2,271 Realty Income Corp. REIT 122,861
4,200 Weyerhaeuser Co. REIT 150,822
372,733
Technology - 12.6%
2,300 Cisco Systems, Inc. 114,793
2,000 Coherent Corp.
(a)
121,240
3,200 Corning, Inc. 105,472
1,300 International Business Machines Corp. 248,248
Shares Security Description Value
Technology - 12.6% (continued)
1,500 NetApp, Inc. $ 157,455
1,200 NXP Semiconductors NV 297,324
1,044,532
Transportation - 1.5%
500 Union Pacific Corp. 122,965
Total Common Stock (Cost $4,941,877) 7,889,185
Shares Security Description Value
Money Market Fund - 4.0%
330,439 First American Government Obligations
Fund, Class X, 5.24%
(b)
(Cost $330,439) 330,439
Investments, at value - 99.0% (Cost $5,272,316) $ 8,219,624
Other Assets & Liabilities, Net - 1.0% 80,847
Net Assets - 100.0% $ 8,300,471
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 8,219,624
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 8,219,624
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 2.5%
Capital Goods / Industrials 5.7%
Communication Services 6.0%
Consumer Discretionary 6.1%
Consumer Staples 4.4%
Energy 9.3%
Financials 23.9%
Health Care 19.4%
Real Estate 4.5%
Technology 12.7%
Transportation 1.5%
Money Market Fund 4.0%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,272,316) $ 8,219,624
Cash 229
Receivables:
Fund shares sold 43,289
Investment securities sold 14,939
Dividends 16,423
From investment advisor 8,332
Prepaid expenses 13,583
Total Assets
8,316,419
LIABILITIES
Payables:
Fund shares redeemed 758
Accrued Liabilities:
Fund services fees 6,062
Other expenses 9,128
Total Liabilities
15,948
NET ASSETS
$ 8,300,471
COMPONENTS OF NET ASSETS
Paid-in capital $ 5,240,007
Distributable Earnings 3,060,464
NET ASSETS
$ 8,300,471
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 504,346
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 16.46

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $528) $ 108,380
Total Investment Income
108,380
EXPENSES
Investment advisor fees 26,688
Fund services fees 33,049
Transfer agent fees 9,950
Custodian fees 2,632
Registration fees 10,573
Professional fees 14,748
Trustees' fees and expenses 3,690
Other expenses 17,203
Total Expenses 118,533
Fees waived and expenses reimbursed
(84,602)
Net Expenses
33,931
NET INVESTMENT INCOME
74,449
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 120,089
Net change in unrealized appreciation (depreciation) on investments
1,089,972
NET REALIZED AND UNREALIZED GAIN
1,210,061
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,284,510

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2024
For the Year
Ended
September 30,
2023
OPERATIONS
Net investment income $ 74,449 $ 135,177
Net realized gain 120,089 157,089
Net change in unrealized appreciation (depreciation) 1,089,972 809,424
Increase in Net Assets Resulting from Operations
1,284,510 1,101,690
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(237,211) (296,577)
CAPITAL SHARE TRANSACTIONS
Sale of shares 427,248 260,194
Reinvestment of distributions 232,204 290,272
Redemption of shares
(387,388) (910,587)
Increase (Decrease) in Net Assets from Capital Share Transactions
272,064 (360,121)
Increase in Net Assets
1,319,363 444,992
NET ASSETS
Beginning of Period
6,981,108 6,536,116
End of Period
$ 8,300,471 $ 6,981,108
SHARE TRANSACTIONS
Sale of shares 28,904 18,016
Reinvestment of distributions 15,429 20,068
Redemption of shares
(25,247) (63,325)
Increase (Decrease) in Shares
19,086 (25,241)

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2024
For the Years Ended September 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 14.39 $ 12.80 $ 14.32 $ 10.18 $ 11.21 $ 12.60
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.27 0.25 0.18 0.15 0.18
Net realized and unrealized gain
(loss)
2.39 1.91 (1.14) 4.19 (0.90) (0.53)
Total from Investment Operations
2.54 2.18 (0.89) 4.37 (0.75) (0.35)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.13) (0.27) (0.21) (0.14) (0.15) (0.16)
Net realized gain
(0.34) (0.32) (0.42) (0.09) (0.13) (0.88)
Total Distributions to Shareholders
(0.47) (0.59) (0.63) (0.23) (0.28) (1.04)
NET ASSET VALUE, End of Period
$ 16.46 $ 14.39 $ 12.80 $ 14.32 $ 10.18 $ 11.21
TOTAL RETURN
17.99%(b) 17.10% (6.58)% 43.10% (6.67)% (1.79)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 8,300 $ 6,981 $ 6,536 $ 6,766 $ 3,626 $ 3,824
Ratios to Average Net Assets:
Net investment income 1.95%(c) 1.88% 1.73% 1.31% 1.45% 1.60%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (d) 3.10%(c) 3.12% 3.17% 3.76% 5.10% 5.78%
PORTFOLIO TURNOVER RATE 12%(b) 25% 22% 15% 30% 33%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024

in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2024, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, each
Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal year after they are filed. As of
March 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024

claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services.
The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust.
The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the
Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2025, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2025, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2024, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2024, $420,014 and $418,813 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 10,548 $ 62,881 $ 10,771 $ 84,200
Baywood Socially Responsible Fund 26,688 47,131 10,783 84,602

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2024 were as follows:
Note 6. Federal Income Tax
As of March 31, 2024 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of September 30, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Purchases Sales
Baywood Value Plus Fund $ 687,457 $ 560,458
Baywood Socially Responsible Fund 979,411 896,301
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 1,235,633 $ (22,586) $ 1,213,047
Baywood Socially Responsible Fund 2,971,047 (23,739) 2,947,308
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 968 $ 121,072 $ 650,873 $ 772,913
Baywood Socially Responsible Fund 279 172,162 1,840,724 2,013,165

Baywood Funds
ADDITIONAL INFORMATION
March 31, 2024

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2023 through March 31, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2023
Ending
Account Value
March 31, 2024
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,190.80 $ 3.83 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.50 $ 3.54 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,179.94 $ 4.85 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.55 $ 4.50 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0324

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, andcert302.docx Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 28, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 28, 2024